3 BUSINESS COMBINATIONS (Tables)	9 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
The fair value allocation of the purchase price among assets, liabilities and identified intangible assets

Total
(In Thousands)
Accounts receivable	$140,101
Cash and cash equivalents	317,970
Rent deposits	2,500
Accounts payable and accrued expenses	(219,968)
Products	814,522

Total purchase price	$1,055,125